UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04098
Name of Registrant: Vanguard Chester Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2015
Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (96.1%)
Consumer Discretionary (9.4%)
L Brands Inc.	10,563,618	905,619
* DIRECTV	7,354,462	682,421
Walt Disney Co.	4,700,000	536,458
TJX Cos. Inc.	6,875,000	454,919
Ross Stores Inc.	9,045,200	439,687
* Sony Corp. ADR	14,500,000	411,655
Carnival Corp.	7,176,500	354,447
* Bed Bath & Beyond Inc.	2,300,975	158,721
Royal Caribbean Cruises Ltd.	1,250,000	98,363
* Amazon.com Inc.	188,065	81,637
Whirlpool Corp.	350,000	60,568
VF Corp.	772,400	53,867
Time Warner Cable Inc.	293,304	52,258
Las Vegas Sands Corp.	400,000	21,028
Newell Rubbermaid Inc.	475,000	19,527
* CarMax Inc.	161,100	10,666
* Hilton Worldwide Holdings Inc.	120,000	3,306
		4,345,147
Consumer Staples (0.6%)
CVS Health Corp.	2,214,065	232,211
Tyson Foods Inc. Class A	615,000	26,218
		258,429
Energy (1.9%)
Schlumberger Ltd.	2,935,900	253,045
EOG Resources Inc.	2,270,000	198,739
^ Transocean Ltd.	10,307,079	166,150
Noble Energy Inc.	2,600,000	110,968
Exxon Mobil Corp.	615,000	51,168
National Oilwell Varco Inc.	580,000	28,002
* Southwestern Energy Co.	593,779	13,497
* Cameron International Corp.	186,200	9,751
Cabot Oil & Gas Corp.	290,000	9,147
Encana Corp.	500,000	5,510
* Petroleo Brasileiro SA ADR Type A	600,000	4,896
* Petroleo Brasileiro SA ADR	400,000	3,620
		854,493
Financials (6.0%)
Charles Schwab Corp.	26,048,100	850,471
Marsh & McLennan Cos. Inc.	11,181,100	633,968
Wells Fargo & Co.	8,690,900	488,776
Chubb Corp.	2,849,000	271,054
Progressive Corp.	6,433,000	179,030
JPMorgan Chase & Co.	1,610,000	109,094
US Bancorp	2,296,714	99,677
CME Group Inc.	806,150	75,020
Discover Financial Services	806,100	46,448

American Express Co.	422,100	32,806
		2,786,344
Health Care (30.9%)
* Biogen Inc.	9,455,200	3,819,334
Eli Lilly & Co.	29,110,000	2,430,394
Amgen Inc.	15,796,700	2,425,109
Roche Holding AG	5,681,300	1,592,988
Novartis AG ADR	12,563,965	1,235,540
Medtronic plc	8,846,952	655,559
Johnson & Johnson	5,919,469	576,911
* Boston Scientific Corp.	28,142,560	498,123
Thermo Fisher Scientific Inc.	2,568,600	333,302
Abbott Laboratories	6,572,900	322,598
GlaxoSmithKline plc ADR	3,100,000	129,115
Sanofi ADR	2,050,000	101,537
AbbVie Inc.	755,000	50,728
Zimmer Biomet Holdings Inc.	340,000	37,138
Agilent Technologies Inc.	880,500	33,970
Stryker Corp.	250,000	23,893
		14,266,239
Industrials (14.9%)
FedEx Corp.	9,474,068	1,614,381
1 Southwest Airlines Co.	34,198,300	1,131,622
Airbus Group SE	11,021,564	717,917
1 Alaska Air Group Inc.	6,656,800	428,898
Honeywell International Inc.	3,710,000	378,309
Caterpillar Inc.	4,080,000	346,066
Union Pacific Corp.	3,567,400	340,223
* United Continental Holdings Inc.	5,380,800	285,236
Deere & Co.	2,358,950	228,936
United Parcel Service Inc. Class B	2,181,070	211,367
Delta Air Lines Inc.	4,513,000	185,394
Boeing Co.	1,275,000	176,868
American Airlines Group Inc.	3,745,000	149,556
United Technologies Corp.	1,087,000	120,581
CH Robinson Worldwide Inc.	1,880,000	117,293
Pentair plc	1,509,000	103,744
Rockwell Automation Inc.	750,000	93,480
CSX Corp.	2,265,000	73,952
Safran SA	1,036,800	70,460
* Hertz Global Holdings Inc.	2,090,000	37,871
Expeditors International of Washington Inc.	750,000	34,579
Norfolk Southern Corp.	196,100	17,131
Republic Services Inc. Class A	17,000	666
		6,864,530
Information Technology (30.2%)
Texas Instruments Inc.	34,447,100	1,774,370
* Adobe Systems Inc.	21,710,070	1,758,733
Microsoft Corp.	38,467,300	1,698,331
* Google Inc. Class A	1,419,843	766,772
* Google Inc. Class C	1,425,805	742,146
Hewlett-Packard Co.	24,500,172	735,250
QUALCOMM Inc.	9,130,050	571,815
Intuit Inc.	5,500,000	554,235
Intel Corp.	17,810,500	541,706
EMC Corp.	17,044,600	449,807

*	Micron Technology Inc.		22,282,900	419,810
	NetApp Inc.		13,151,800	415,071
*	Alibaba Group Holding Ltd. ADR		4,937,200	406,183
	Cisco Systems Inc.		12,943,050	355,416
	Telefonaktiebolaget LM Ericsson ADR		33,112,804	345,698
	Oracle Corp.		7,535,000	303,661
	Visa Inc. Class A		4,110,000	275,987
	KLA-Tencor Corp.		4,848,100	272,512
	NVIDIA Corp.		13,380,000	269,072
1	Plantronics Inc.		3,701,500	208,431
	Activision Blizzard Inc.		6,183,300	149,698
	Analog Devices Inc.		2,260,000	145,058
	Broadcom Corp. Class A		2,450,000	126,151
	Corning Inc.		5,243,200	103,448
*	eBay Inc.		1,688,200	101,697
*,^ BlackBerry Ltd.			10,438,600	85,388
	Apple Inc.		546,000	68,482
	MasterCard Inc. Class A		532,500	49,778
*	Entegris Inc.		2,583,472	37,641
	Altera Corp.		575,000	29,440
	SanDisk Corp.		500,000	29,110
*	Rambus Inc.		2,000,000	28,980
*	Yahoo! Inc.		650,200	25,546
*	F5 Networks Inc.		197,400	23,757
*	Salesforce.com inc		277,300	19,308
	Applied Materials Inc.		970,000	18,643
*	Keysight Technologies Inc.		340,000	10,605
	ASML Holding NV		98,175	10,223
	Motorola Solutions Inc.		30,000	1,720
				13,929,679
Materials (2.2%)
	Monsanto Co.		6,270,125	668,332
	Potash Corp. of Saskatchewan Inc.		5,699,900	176,526
	Praxair Inc.		925,000	110,584
	Celanese Corp. Class A		535,000	38,456
	LyondellBasell Industries NV Class A		9,400	973
				994,871
Total Common Stocks (Cost $20,889,131)				44,299,732

		Coupon
Temporary Cash Investment (4.4%)
Money Market Fund (4.4%)
[2,3] Vanguard Market Liquidity Fund (Cost
	$2,028,317)	0.137%	2,028,316,848	2,028,317

Total Investments (100.5%) (Cost $22,917,448)				46,328,049
Other Assets and Liabilities-Net (-0.5%)[3]				(220,127)
Net Assets (100%)				46,107,922

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $79,553,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

3 Includes $83,994,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	41,918,367	2,381,365	—
Temporary Cash Investments	2,028,317	—	—
Total	43.946,684	2,381,365	—

D. At June 30, 2015, the cost of investment securities for tax purposes was $22,917,448,000. Net unrealized appreciation of investment securities for tax purposes was $23,410,601,000, consisting of unrealized gains of $24,259,643,000 on securities that had risen in value since their purchase and $849,042,000 in unrealized losses on securities that had fallen in value since their purchase.

PRIMECAP Fund

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)[1]	($000)	($000)	($000)
Alaska Air Group Inc.	NA2	29,112	—	3,369	—	428,898
Plantronics Inc.	176,858	—	—	1,666	—	208,431
Southwest Airlines Co.	1,167,068	19,452	35,964	6,685	—	1,131,622
Vanguard Market Liquidity	1,831,829	NA3	NA3	2,164	—	2,028,317
Total	3,175,755			13,884	—	3,797,268

1 Includes net realized gain (loss) on affiliated investment securities sold of $22,990,000
2 Not applicable—at September 30, 2014, the issuer was not an affiliated company of the fund.
3 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2015 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (31.5%)
Vanguard Total Stock Market Index Fund Investor Shares	133,994,529	6,979,775

International Stock Fund (17.4%)
Vanguard Total International Stock Index Fund Investor Shares	238,575,181	3,857,761

U.S. Bond Funds (38.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	626,023,146	6,692,187
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	75,416,748	1,839,415
		8,531,602
International Bond Fund (12.5%)
Vanguard Total International Bond Index Fund Investor Shares	265,234,871	2,771,704

Total Investment Companies (Cost $18,110,649)		22,140,842
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $689)	688,700	689

Total Investments (100.0%) (Cost $18,111,338)		22,141,531
Other Assets and Liabilities-Net (0.0%)		206
Net Assets (100%)		22,141,737

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $18,111,338,000. Net unrealized appreciation of investment securities for tax purposes was $4,030,193,000, consisting of unrealized gains of $4,056,550,000 on securities that had risen in value since their purchase and $26,357,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	27,597	NA1	NA1	4	—	689
Vanguard Short-Term Inflation-
Protected Securities Fund	1,564,974	360,483	64,724	11,093	—	1,839,415
Vanguard Total Bond Market II
Index Fund	6,965,045	627,464	875,547	116,825	21,160	6,692,187
Vanguard Total International
Bond Index Fund	2,130,931	711,977	66,338	26,402	—	2,771,704
Vanguard Total International
Stock Index Fund	3,205,926	767,463	75,330	77,441	—	3,857,761
Vanguard Total Stock Market
Index Fund	7,879,758	373,291	1,737,372	103,724	—	6,979,775
Total	21,774,231	2,840,678	2,819,311	335,489	21,160	22,141,531
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2025 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (44.1%)
Vanguard Total Stock Market Index Fund Investor Shares	298,926,497	15,571,081

International Stock Fund (22.6%)
Vanguard Total International Stock Index Fund Investor Shares	493,424,643	7,978,677

U.S. Bond Fund (23.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	787,587,690	8,419,313

International Bond Fund (9.3%)
Vanguard Total International Bond Index Fund Investor Shares	314,781,751	3,289,469

Total Investment Companies (Cost $27,773,349)		35,258,540
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $16,399)	16,399,274	16,399

Total Investments (100.0%) (Cost $27,789,748)		35,274,939
Other Assets and Liabilities-Net (0.0%)		(3,119)
Net Assets (100%)		35,271,820

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $27,789,748,000. Net unrealized appreciation of investment securities for tax purposes was $7,485,191,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2025 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	7,412	NA1	NA1	19	—	16,399
Vanguard Total Bond Market II	8,028,026	1,459,249	1,024,449	141,444	24,900	8,419,313
Index Fund
Vanguard Total International Bond	1,995,205	1,374,872	63,322	26,879	—	3,289,469
Index Fund
Vanguard Total International Stock	6,272,198	1,803,283	10,000	156,932	—	7,978,677
Index Fund
Vanguard Total Stock Market Index	15,113,492	1,386,855	1,819,403	214,721	—	15,571,081
Fund
Total	31,416,333	6,024,259	2,917,174	539,995	24,900	35,274,939
1 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2035 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (53.8%)
Vanguard Total Stock Market Index Fund Investor Shares	278,207,124	14,491,809

International Stock Fund (28.1%)
Vanguard Total International Stock Index Fund Investor Shares	467,372,736	7,557,417

U.S. Bond Fund (12.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	319,802,674	3,418,690

International Bond Fund (5.4%)
Vanguard Total International Bond Index Fund Investor Shares	137,714,520	1,439,117

Total Investment Companies (Cost $20,416,429)		26,907,033
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $9,494)	9,493,589	9,494

Total Investments (100.0%) (Cost $20,425,923)		26,916,527
Other Assets and Liabilities-Net (0.0%)		9,881
Net Assets (100%)		26,926,408

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $20,425,923,000. Net unrealized appreciation of investment securities for tax purposes was $6,490,604,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2035 Fund

		Current Period Transactions
	Sept. 30,
	2014		Proceeds
	Market		from		Capital Gain	June 30, 2015
	Value	Purchases	Securities		Distributions	Market
		at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000))
Vanguard Market Liquidity Fund	9,365	NA1	NA1	15	—	9,494
Vanguard Total Bond Market II
Index Fund	3,195,065	761,870	521,414	57,070	9,997	3,418,690
Vanguard Total International
Bond Index Fund	798,045	713,470	62,200	11,228	—	1,439,117
Vanguard Total International
Stock Index Fund	5,876,679	1,769,768	—	147,186	—	7,557,417
Vanguard Total Stock Market
Index Fund	13,938,024	1,227,382	1,484,319	198,982	—	14,491,809
Total	23,817,178	4,472,490	2,067,933	414,481	9,997	26,916,527
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2045 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (57.1%)
Vanguard Total Stock Market Index Fund Investor Shares	183,612,061	9,564,352

International Stock Fund (32.8%)
Vanguard Total International Stock Index Fund Investor Shares	340,091,295	5,499,276

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	109,309,576	1,168,520

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	47,968,830	501,274

Total Investment Companies (Cost $12,725,877)		16,733,422
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $8,708)	8,707,849	8,708

Total Investments (100.0%) (Cost $12,734,585)		16,742,130
Other Assets and Liabilities-Net (0.0%)		6,777
Net Assets (100%)		16,748,907

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $12,734,585,000. Net unrealized appreciation of investment securities for tax purposes was $4,007,545,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2045 Fund

		Current Period Transactions
	Sept. 30,		Proceeds
	2014		from		Capital Gain	June 30, 2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	8,935	NA1	NA1	10	—	8,708
Vanguard Total Bond Market II
Index Fund	1,160,867	275,709	261,742	20,721	3,643	1,168,520
Vanguard Total International
Bond Index Fund	289,934	274,702	60,155	4,013	—	501,274
Vanguard Total International
Stock Index Fund	3,881,078	1,789,580	92,415	103,111	—	5,499,276
Vanguard Total Stock Market
Index Fund	9,155,174	771,800	894,883	131,801	—	9,564,352
Total	14,495,988	3,111,791	1,309,195	259,656	3,643	16,742,130
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement Income Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (18.8%)
Vanguard Total Stock Market Index Fund Investor Shares	42,110,115	2,193,516

International Stock Fund (11.0%)
Vanguard Total International Stock Index Fund Investor Shares	78,822,130	1,274,554

U.S. Bond Funds (54.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	410,787,011	4,391,313
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	80,236,010	1,956,957
		6,348,270
International Bond Fund (15.8%)
Vanguard Total International Bond Index Fund Investor Shares	175,872,561	1,837,868

Total Investment Companies (Cost $10,353,672)		11,654,208
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $3,864)	3,864,238	3,864

Total Investments (100.2%) (Cost $10,357,536)		11,658,072
Other Assets and Liabilities-Net (-0.2%)		(21,502)
Net Assets (100%)		11,636,570

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $10,357,536,000. Net unrealized appreciation of investment securities for tax purposes was $1,300,536,000, consisting of unrealized gains of $1,333,869,000 on securities that had risen in value since their purchase and $33,333,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement Income Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	4,174	NA1	NA1	2	—	3,864
Vanguard Short-Term Inflation-
Protected Securities Fund	1,886,096	172,567	75,259	13,435	—	1,956,957
Vanguard Total Bond Market II
Index Fund	4,422,906	331,062	342,189	75,193	13,438	4,391,313
Vanguard Total International
Bond Index Fund	1,572,397	317,531	53,300	18,952	—	1,837,868
Vanguard Total International
Stock Index Fund	984,712	325,173	19,127	24,643	—	1,274,554
Vanguard Total Stock Market
Index Fund	2,365,624	166,784	484,400	31,997	—	2,193,516
Total	11,235,909	1,313,117	974,275	164,222	13,438	11,658,072
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2010 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (22.3%)
Vanguard Total Stock Market Index Fund Investor Shares	29,918,806	1,558,471

International Stock Fund (12.7%)
Vanguard Total International Stock Index Fund Investor Shares	54,639,616	883,523

U.S. Bond Funds (50.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	233,341,497	2,494,421
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	42,006,937	1,024,549
		3,518,970
International Bond Fund (14.8%)
Vanguard Total International Bond Index Fund Investor Shares	98,397,568	1,028,254

Total Investment Companies (100.2%) (Cost $6,052,717)		6,989,218
Other Assets and Liabilities-Net (-0.2%)		(12,328)
Net Assets (100%)		6,976,890
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $6,052,717,000. Net unrealized appreciation of investment securities for tax purposes was $936,501,000, consisting of unrealized gains of $953,371,000 on securities that had risen in value since their purchase and $16,870,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2010 Fund

		Current Period Transactions
	Sep. 30,		Proceeds			June 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity Fund	—	NA1	NA1	2	—	—
Vanguard Short-Term Inflation-
Protected Securities Fund	949,948	132,600	44,613	6,759	—	1,024,549
Vanguard Total Bond Market II
Index Fund	2,539,701	233,872	269,281	43,096	7,771	2,494,421
Vanguard Total International
Bond Index Fund	874,983	171,702	18,483	10,590	—	1,028,254
Vanguard Total International
Stock Index Fund	751,381	176,863	34,552	17,824	—	883,523
Vanguard Total Stock Market
Index Fund	1,843,774	105,567	502,796	23,746	—	1,558,471
Total	6,959,787	820,604	869,725	102,017	7,771	6,989,218
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2020 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (38.5%)
Vanguard Total Stock Market Index Fund Investor Shares	231,359,985	12,051,542

International Stock Fund (20.7%)
Vanguard Total International Stock Index Fund Investor Shares	400,363,540	6,473,878

U.S. Bond Funds (29.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	860,270,655	9,196,293
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	1,025,010	25,000
		9,221,293
International Bond Fund (11.3%)
Vanguard Total International Bond Index Fund Investor Shares	339,157,408	3,544,195

Total Investment Companies (Cost $25,785,401)		31,290,908
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $8,276)	8,276,075	8,276

Total Investments (100.0%) (Cost $25,793,677)		31,299,184
Other Assets and Liabilities-Net (0.0%)		(133)
Net Assets (100%)		31,299,051

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $25,793,677,000. Net unrealized appreciation of investment securities for tax purposes was $5,505,507,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2020 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	12,218	NA1	NA1	16	—	8,276
Vanguard Short-Term Inflation-	—	25,000	—	—	—	25,000
Protected Securities Index Fund
Vanguard Total Bond Market II	8,633,402	1,590,080	978,335	154,214	27,179	9,196,293
Index Fund
Vanguard Total International Bond	2,156,344	1,449,805	42,789	29,207	—	3,544,195
Index Fund
Vanguard Total International Stock	4,855,061	1,687,757	—	125,465	—	6,473,878
Index Fund
Vanguard Total Stock Market Index	11,817,952	1,119,507	1,585,820	167,785	—	12,051,542
Fund
Total	27,474,977	5,872,149	2,606,944	476,687	27,179	31,299,184
1 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2030 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (48.4%)
Vanguard Total Stock Market Index Fund Investor Shares	248,377,596	12,937,989

International Stock Fund (25.9%)
Vanguard Total International Stock Index Fund Investor Shares	427,704,083	6,915,975

U.S. Bond Fund (18.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	454,419,186	4,857,741

International Bond Fund (7.5%)
Vanguard Total International Bond Index Fund Investor Shares	191,905,482	2,005,412

Total Investment Companies (Cost $21,283,564)		26,717,117
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $9,229)	9,229,000	9,229

Total Investments (100.0%) (Cost $21,292,793)		26,726,346
Other Assets and Liabilities-Net (0.0%)		10,366
Net Assets (100%)		26,736,712

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $21,292,793,000. Net unrealized appreciation of investment securities for tax purposes was $5,433,553,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2030 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	6,481	NA1	NA1	16	—	9,229
Vanguard Total Bond Market II	4,502,744	996,599	616,053	80,672	14,077	4,857,741
Index Fund
Vanguard Total International Bond	1,119,160	942,891	41,849	15,763	—	2,005,412
Index Fund
Vanguard Total International Stock	5,149,989	1,851,080	—	132,774	—	6,915,975
Index Fund
Vanguard Total Stock Market Index	12,292,549	1,407,872	1,490,542	176,941	—	12,937,989
Fund
Total	23,070,923	5,198,442	2,148,444	406,166	14,077	26,726,346
1 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2040 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (57.1%)
Vanguard Total Stock Market Index Fund Investor Shares	205,286,567	10,693,377

International Stock Fund (32.5%)
Vanguard Total International Stock Index Fund Investor Shares	375,784,647	6,076,438

U.S. Bond Fund (7.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	126,743,372	1,354,887

International Bond Fund (3.1%)
Vanguard Total International Bond Index Fund Investor Shares	55,542,574	580,420

Total Investment Companies (Cost $14,572,491)		18,705,122
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $10,604)	10,604,471	10,604

Total Investments (100.0%) (Cost $14,583,095)		18,715,726
Other Assets and Liabilities-Net (0.0%)		9,300
Net Assets (100%)		18,725,026

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $14,583,095,000. Net unrealized appreciation of investment securities for tax purposes was $4,132,631,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2040 Fund

		Current Period Transactions
						June 30,
			Proceeds			2015
	Sept. 30, 2014		from		Capital Gain	Market
	Market	Purchases	Securities		Distributions	Value
	Value	at Cost	Sold	Income	Received
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	10,023	NA1	NA1	11	—	10,604
Vanguard Total Bond Market
II Index Fund	1,274,711	291,214	204,072	22,871	4,006	1,354,887
Vanguard Total International
Bond Index Fund	318,470	299,158	33,345	4,460	—	580,420
Vanguard Total International
Stock Index Fund	4,262,284	2,012,822	110,643	113,795	—	6,076,438
Vanguard Total Stock Market
Index Fund	10,056,868	1,020,567	971,458	145,380	—	10,693,377
Total	15,922,356	3,623,761	1,319,518	286,517	4,006	18,715,726
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2050 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (56.4%)
Vanguard Total Stock Market Index Fund Investor Shares	97,160,070	5,061,068

International Stock Fund (33.5%)
Vanguard Total International Stock Index Fund Investor Shares	185,735,961	3,003,350

U.S. Bond Fund (6.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	58,471,522	625,061

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	25,682,181	268,379

Total Investment Companies (Cost $7,123,049)		8,957,858
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $5,651)	5,651,480	5,651

Total Investments (99.9%) (Cost $7,128,700)		8,963,509
Other Assets and Liabilities-Net (0.1%)		7,631
Net Assets (100%)		8,971,140

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $7,128,700,000. Net unrealized appreciation of investment securities for tax purposes was $1,834,809,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2050 Fund

			Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	5,041	NA1	NA1	7	—	5,651
Vanguard Total Bond Market II
Index Fund	599,028	168,409	138,939	10,737	1,875	625,061
Vanguard Total International Bond
Index Fund	147,582	151,217	28,133	2,117	—	268,379
Vanguard Total International Stock
Index Fund	1,990,809	1,123,856	67,680	54,738	—	3,003,350
Vanguard Total Stock Market
Index Fund	4,653,479	636,405	502,489	68,582	—	5,061,068
Total	7,395,939	2,079,887	737,241	136,181	1,875	8,963,509
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2055 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	25,964,158	1,352,473

International Stock Fund (35.7%)
Vanguard Total International Stock Index Fund Investor Shares	55,285,639	893,969

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	16,322,877	174,492

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	7,150,098	74,718

Total Investment Companies (Cost $2,226,071)		2,495,652
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $3,447)	3,447,152	3,447

Total Investments (99.9%) (Cost $2,229,518)		2,499,099
Other Assets and Liabilities-Net (0.1%)		2,096
Net Assets (100%)		2,501,195

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $2,229,518,000. Net unrealized appreciation of investment securities for tax purposes was $269,581,000, consisting of unrealized gains of $270,308,000 on securities that had risen in value since their purchase and $727,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2055 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	2,341	NA1	NA1	3	—	3,447
Vanguard Total Bond Market II	133,540	88,502	46,399	2,679	454	174,492
Index Fund
Vanguard Total International Bond	33,353	54,211	11,786	554	—	74,718
Index Fund
Vanguard Total International Stock	450,284	497,559	39,333	15,190	—	893,969
Index Fund
Vanguard Total Stock Market	1,049,374	352,467	114,011	17,347	—	1,352,473
Index Fund
Total	1,668,892	992,739	211,529	35,773	454	2,499,099
1 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2010 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Fund (21.4%)
Vanguard Total Stock Market Index Fund Institutional Shares	585,483	30,509

International Stock Fund (14.3%)
Vanguard Total International Stock Index Fund Investor Shares	1,256,511	20,318

U.S. Bond Funds (50.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	4,777,641	51,073
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	865,364	21,132
		72,205
International Bond Fund (13.1%)
Vanguard Total International Bond Index Fund Admiral Shares	890,611	18,614
Total Investment Companies (Cost $142,271)		141,646
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $120)	119,614	120
Total Investments (99.7%) (Cost $142,391)		141,766
Other Assets and Liabilities-Net (0.3%)		363
Net Assets (100%)		142,129

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $142,391,000. Net unrealized depreciation of investment securities for tax purposes was $625,000, consisting of unrealized gains of $351,000 on securities that had risen in value since their purchase and $976,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2010 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	June 26,		Proceeds			June 30,
	2015[1]		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	—	—	120
Vanguard Short-Term Inflation-
Protected Securities Index
Fund	—	21,187	87	—	—	21,132
Vanguard Total Bond Market II
Index Fund	—	51,205	400	6	—	51,073
Vanguard Total International
Bond Index Fund	—	20,342	1,787	24	—	18,614
Vanguard Total International
Stock Index Fund	—	20,783	—	—	—	20,318
Vanguard Total Stock Market
Index Fund	—	31,020	—	—	—	30,509
Total	—	144,537	2,274	30	—	141,766
1 Inception.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2015 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (29.6%)
Vanguard Total Stock Market Index Fund Institutional Shares	3,601,270	187,662

International Stock Fund (19.7%)
Vanguard Total International Stock Index Fund Investor Shares	7,727,352	124,951

U.S. Bond Funds (37.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	17,555,942	187,673
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	2,154,451	52,612
		240,285
International Bond Fund (12.7%)
Vanguard Total International Bond Index Fund Admiral Shares	3,855,292	80,576
Total Investments (99.8%) (Cost $638,068)		633,474
Other Assets and Liabilities-Net (0.2%)		1,239
Net Assets (100%)		634,713

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $638,068,000. Net unrealized depreciation of investment securities for tax purposes was $4,594,000, consisting of unrealized gains of $1,230,000 on securities that had risen in value since their purchase and $5,824,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2015 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	June 26,		Proceeds			June 30,
	2015[1]		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Short-Term Inflation-
Protected Securities Index
Fund	—	52,534	—	—	—	52,612
Vanguard Total Bond Market II
Index Fund	—	188,217	1,500	21	—	187,673
Vanguard Total International
Bond Index Fund	—	81,110	743	86	—	80,576
Vanguard Total International
Stock Index Fund	—	127,728	—	—	—	124,951
Vanguard Total Stock Market
Index Fund	—	190,709	—	—	—	187,662
Total	—	640,298	2,243	107	—	633,474
1 Inception.

Vanguard Institutional Target Retirement 2020 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (35.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	6,639,991	346,010

International Stock Fund (23.8%)
Vanguard Total International Stock Index Fund Investor Shares	14,248,227	230,394

U.S. Bond Funds (28.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	25,361,176	271,111
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	158,334	3,866
		274,977
International Bond Fund (12.0%)
Vanguard Total International Bond Index Fund Admiral Shares	5,569,092	116,394
Total Investment Companies (Cost $976,542)		967,775
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $19)	18,822	19
Total Investments (99.8%) (Cost $976,561)		967,794
Other Assets and Liabilities-Net (0.2%)		1,756
Net Assets (100%)		969,550

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was 976,561,000. Net unrealized depreciation of investment securities for tax purposes was $8,767,000 consisting of unrealized gains of $1,623,000 on securities that had risen in value since their purchase and $10,390,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2020 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	June 26,		Proceeds			June 30,
	2015[1]		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	—	—	19
Vanguard Short-Term Inflation-
Protected Securities Index
Fund	—	3,861	—	—	—	3,866
Vanguard Total Bond Market II
Index Fund	—	271,151	1,375	30	—	271,111
Vanguard Total International
Bond Index Fund	—	116,102	—	121	—	116,394
Vanguard Total International
Stock Index Fund	—	235,348	—	—	—	230,394
Vanguard Total Stock Market
Index Fund	—	351,446	—	—	—	346,010
Total	—	977,908	1,375	151	—	967,794
1 Inception.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2025 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (40.3%)
Vanguard Total Stock Market Index Fund Institutional Shares	9,297,657	484,501

International Stock Fund (26.8%)
Vanguard Total International Stock Index Fund Investor Shares	19,951,464	322,615

U.S. Bond Fund (22.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	25,807,729	275,885

International Bond Fund (9.9%)
Vanguard Total International Bond Index Fund Admiral Shares	5,666,985	118,440
Total Investments (99.9%) (Cost $1,214,183)		1,201,441
Other Assets and Liabilities-Net (0.1%)		1,799
Net Assets (100%)		1,203,240

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $1,214,183,000. Net unrealized depreciation of investment securities for tax purposes was $12,742,000, consisting of unrealized gains of $1,624,000 on securities that had risen in value since their purchase and $14,366,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2025 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	June 26,		Proceeds			June 30,
	2015[1]		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Total Bond Market II
Index Fund	—	276,089	1,546	30	—	275,885
Vanguard Total International
Bond Index Fund	—	118,147	—	122	—	118,440
Vanguard Total International
Stock Index Fund	—	329,465	—	—	—	322,615
Vanguard Total Stock Market
Index Fund	—	492,017	—	—	—	484,501
Total	—	1,215,718	—	152	—	1,201,441
1 Inception.

Vanguard Institutional Target Retirement 2030 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (44.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	7,601,445	396,112

International Stock Fund (29.8%)
Vanguard Total International Stock Index Fund Investor Shares	16,311,688	263,760

U.S. Bond Fund (17.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	14,649,466	156,603

International Bond Fund (7.6%)
Vanguard Total International Bond Index Fund Admiral Shares	3,216,758	67,230
Total Investment Companies (Cost $894,471)		883,705
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $221)	221,275	221
Total Investments (99.9%) (Cost $894,692)		883,926
Other Assets and Liabilities-Net (0.1%)		989
Net Assets (100%)		884,915

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $894,692,000. Net unrealized depreciation of investment securities for tax purposes was $10,766,000, consisting of unrealized gains of $914,000 on securities that had risen in value since their purchase and $11,680,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2030 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	June 26,		Proceeds			June 30,
	2015[1]		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	—	—	221
Vanguard Total Bond Market II
Index Fund	—	157,366	1,521	17	—	156,603
Vanguard Total International
Bond Index Fund	—	67,065	—	69	—	67,230
Vanguard Total International
Stock Index Fund	—	269,329	—	—	—	263,760
Vanguard Total Stock Market
Index Fund	—	402,222	—	—	—	396,112
Total	—	895,982	1,521	86	—	883,926
1 Inception.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2035 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (49.2%)
Vanguard Total Stock Market Index Fund Institutional Shares	8,644,026	450,440

International Stock Fund (32.8%)
Vanguard Total International Stock Index Fund Investor Shares	18,548,305	299,926

U.S. Bond Fund (12.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	10,662,126	113,978

International Bond Fund (5.4%)
Vanguard Total International Bond Index Fund Admiral Shares	2,341,320	48,934
Total Investment Companies (Cost $926,281)		913,278
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $296)	296,408	296
Total Investments (99.9%) (Cost $926,577)		913,574
Other Assets and Liabilities-Net (0.1%)		1,368
Net Assets (100%)		914,942

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $926,577,000. Net unrealized depreciation of investment securities for tax purposes was $13,003,000, consisting of unrealized gains of $686,000 on securities that had risen in value since their purchase and $13,689,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2035 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	June 26,		Proceeds			June 30,
	2015[1]		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	—	—	296
Vanguard Total Bond Market II
Index Fund	—	114,410	1,000	13	—	113,978
Vanguard Total International
Bond Index Fund	—	48,931	122	51	—	48,934
Vanguard Total International
Stock Index Fund	—	306,453	—	—	—	299,926
Vanguard Total Stock Market
Index Fund	—	457,602	—	—	—	450,440
Total	—	927,396	1,122	64	—	913,574
1 Inception.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2040 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (53.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	5,908,745	307,905

International Stock Fund (35.7%)
Vanguard Total International Stock Index Fund Investor Shares	12,678,950	205,018

U.S. Bond Fund (7.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	3,876,320	41,438

International Bond Fund (3.1%)
Vanguard Total International Bond Index Fund Admiral Shares	851,226	17,791
Total Investment Companies (Cost $581,238)		572,152
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $65)	64,923	65
Total Investments (99.7%) (Cost $581,303)		572,217
Other Assets and Liabilities-Net (0.3%)		1,681
Net Assets (100%)		573,898

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $581,303,000. Net unrealized depreciation of investment securities for tax purposes was $9,086,000, consisting of unrealized gains of $248,000 on securities that had risen in value since their purchase and $9,334,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2040 Fund

		Current Period Transactions
	June 26,		Proceeds			June 30,
	2015[1]		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	1	—	65
Vanguard Total Bond Market II
Index Fund	—	41,732	500	5	—	41,438
Vanguard Total International
Bond Index Fund	—	17,833	87	19	—	17,791
Vanguard Total International
Stock Index Fund	—	209,468	—	—	—	205,018
Vanguard Total Stock Market
Index Fund	—	312,788	—	—	—	307,905
Total	—	581,821	587	25	—	572,217
1 Inception
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2045 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	5,334,116	277,961

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	11,445,515	185,074

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	3,360,386	35,923

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	737,680	15,417
Total Investment Companies (Cost $522,489)		514,375
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $81)	81,073	81
Total Investments (99.8%) (Cost $522,570)		514,456
Other Assets and Liabilities-Net (0.2%)		946
Net Assets (100%)		515,402

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $522,570,000. Net unrealized depreciation of investment securities for tax purposes was $8,114,000, consisting of unrealized gains of $212,000 on securities that had risen in value since their purchase and $8,326,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2045 Fund

		Current Period Transactions
	June 26,		Proceeds			June 30,
	2015[1]		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	—	—	81
Vanguard Total Bond Market II
Index Fund	—	36,146	400	4	—	35,923
Vanguard Total International
Bond Index Fund	—	15,420	41	16	—	15,417
Vanguard Total International
Stock Index Fund	—	189,044	—	—	—	185,074
Vanguard Total Stock Market
Index Fund	—	282,317	—	—	—	277,961
Total	—	522,927	441	20	—	514,456
1 Inception
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2050 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	3,049,793	158,925

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	6,544,658	105,827

U.S. Bond Fund (6.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	1,920,637	20,532

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	421,730	8,814
Total Investment Companies (Cost $298,581)		294,098
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $30)	30,000	30
Total Investments (99.7%) (Cost $298,611)		294,128
Other Assets and Liabilities-Net (0.3%)		816
Net Assets (100%)		294,944

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $298,611,000. Net unrealized depreciation of investment securities for tax purposes was $4,483,000, consisting of unrealized gains of $119,000 on securities that had risen in value since their purchase and $4,602,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2050 Fund

		Current Period Transactions
	June 26,		Proceeds			June 30,
	2015[1]		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	—	—	30
Vanguard Total Bond Market II
Index Fund	—	20,434	—	2	—	20,532
Vanguard Total International
Bond Index Fund	—	8,793	—	9	—	8,814
Vanguard Total International
Stock Index Fund	—	108,021	—	—	—	105,827
Vanguard Total Stock Market
Index Fund	—	161,333	—	—	—	158,925
Total	—	298,581	—	11	—	294,128
1 Inception
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2055 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.5%)
U.S. Stock Fund (53.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	770,352	40,143

International Stock Fund (35.8%)
Vanguard Total International Stock Index Fund Investor Shares	1,653,117	26,731

U.S. Bond Fund (6.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	485,091	5,185

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	106,544	2,227
Total Investment Companies (Cost $75,439)		74,286
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $119)	118,694	119
Total Investments (99.7%) (Cost $75,558)		74,405
Other Assets and Liabilities-Net (0.3%)		198
Net Assets (100%)		74,603

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $75,558,000. Net unrealized depreciation of investment securities for tax purposes was $1,153,000, consisting of unrealized gains of $31,000 on securities that had risen in value since their purchase and $1,184,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2055 Fund

		Current Period Transactions
	June 26,		Proceeds			June 30,
	2015[1]		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	—	—	119
Vanguard Total Bond Market II
Index Fund	—	5,161	—	1	—	5,185
Vanguard Total International
Bond Index Fund	—	2,221	—	2	—	2,227
Vanguard Total International
Stock Index Fund	—	27,295	—	—	—	26,731
Vanguard Total Stock Market
Index Fund	—	40,762	—	—	—	40,143
Total	—	75,439	—	3	—	74,405
1 Inception
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2060 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Fund (53.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	292,710	15,253

International Stock Fund (35.8%)
Vanguard Total International Stock Index Fund Investor Shares	627,969	10,154

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	184,168	1,969

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	40,491	846
Total Investment Companies (Cost $28,706)		28,222
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $8)	8,056	8
Total Investments (99.6%) (Cost $28,714)		28,230
Other Assets and Liabilities-Net (0.4%)		113
Net Assets (100%)		28,343

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $28,714,000. Net unrealized depreciation of investment securities for tax purposes was $484,000, consisting of unrealized gains of $13,000 on securities that had risen in value since their purchase and $497,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2060 Fund

		Current Period Transactions
	June 26,		Proceeds			June 30,
	2015[1]		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	—	—	8
Vanguard Total Bond Market II
Index Fund	—	1,958	—	—	—	1,969
Vanguard Total International
Bond Index Fund	—	844	—	1	—	846
Vanguard Total International
Stock Index Fund	—	10,391	—	—	—	10,154
Vanguard Total Stock Market
Index Fund	—	15,513	—	—	—	15,253
Total	—	28,706	—	1	—	28,230
1 Inception
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement Income Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (18.0%)
Vanguard Total Stock Market Index Fund Institutional Shares	666,447	34,729

International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	1,430,023	23,124

U.S. Bond Funds (53.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	6,696,612	71,587
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	1,323,449	32,318
		103,905
International Bond Fund (15.9%)
Vanguard Total International Bond Index Fund Admiral Shares	1,470,658	30,737
Total Investment Companies (Cost $193,097)		192,495
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $38)	38,343	38
Total Investments (99.8%) (Cost $193,135)		192,533
Other Assets and Liabilities-Net (0.2%)		314
Net Assets (100%)		192,847

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $193,135,000. Net unrealized depreciation of investment securities for tax purposes was $602,000, consisting of unrealized gains of $496,000 on securities that had risen in value since their purchase and $1,098,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement Income Fund

		Current Period Transactions
	June 26,		Proceeds			June 30,
	2015[1]		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	—	—	38
Vanguard Short-Term Inflation-
Protected Securities	—	32,370	100	—	—	32,318
Vanguard Total Bond Market II
Index Fund	—	71,884	669	8	—	71,587
Vanguard Total International
Bond Index Fund	—	30,729	73	34	—	30,737
Vanguard Total International
Stock Index Fund	—	23,647	—	—	—	23,124
Vanguard Total Stock Market
Index Fund	—	35,303	—	—	—	34,729
Total	—	193,933	842	42	—	192,533
1 Inception
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2060 Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Investor Shares	8,055,184	419,595

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	17,312,630	279,945

U.S. Bond Fund (6.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	5,043,962	53,920

International Bond Fund (3.1%)
Vanguard Total International Bond Index Fund Investor Shares	2,277,141	23,796
Total Investment Companies (Cost $718,991)		777,256
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.137% (Cost $1,913)	1,913,000	1,913
Total Investments (100.1%) (Cost $720,904)		779,169
Other Assets and Liabilities-Net (-0.1%)		(807)
Net Assets (100%)		778,362

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2015, the cost of investment securities for tax purposes was $720,904,000. Net unrealized appreciation of investment securities for tax purposes was $58,265,000, consisting of unrealized gains of $60,320,000 on securities that had risen in value since their purchase and $2,055,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2060 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	437	NA1	NA1	1	—	1,913
Vanguard Total Bond Market II
Index Fund	39,012	27,532	12,227	803	134	53,920
Vanguard Total International
Bond Index Fund	9,579	14,793	250	168	—	23,796
Vanguard Total International
Stock Index Fund	131,101	154,907	1,531	4,663	—	279,945
Vanguard Total Stock Market
Index Fund	305,530	114,033	19,249	5,273	—	419,595
Total	485,659	311,265	33,257	10,908	134	779,169
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 18, 2015
VANGUARD CHESTER FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 18, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.